Average Annual Total Returns - FidelityMarylandMunicipalIncomeFund-PRO - FidelityMarylandMunicipalIncomeFund-PRO - Fidelity Maryland Municipal Income Fund	Oct. 29, 2022
Fidelity Maryland Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.96%
Past 5 years	3.75%
Past 10 years	3.24%
Fidelity Maryland Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.87%
Past 5 years	3.68%
Past 10 years	3.14%
Fidelity Maryland Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.04%
Past 5 years	3.41%
Past 10 years	3.06%
LB015
Average Annual Return:
Past 1 year	1.52%
Past 5 years	4.17%
Past 10 years	3.72%
IXYH6
Average Annual Return:
Past 1 year	0.76%
Past 5 years	3.90%
Past 10 years	3.57%